UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico              New York, NY               08/13/08
-------------------             --------------             --------------
   [Signature]                 [City, State]               [Date]

/s/ Ellen H. Adams             New York, NY                08/13/08
-------------------            --------------              --------------
   [Signature]                 [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                 TITLE                        VALUE     SHRS/     SH/ PUT INVESTMENT   OTHER       VOTING AUTHORITY
            NAME OF ISSUER       OF CLASS          CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------    --------------------------------------------------------------
ACTIVISION INC                   COM            004930202      15,731   461,735     SH       SOLE       N/A      461,735
AK STL HLDG CORP                 COM            001547108      19,624   284,400     SH       SOLE       N/A      284,400
APPLE INC                        COM            037833100      11,302    67,500     SH       SOLE       N/A       67,500
ASSURED GUARANTY LTD             COM            G0585R106       9,342   519,300     SH       SOLE       N/A      519,300
BANK OF NEW YORK MELLON CORP     COM            064058100         341     9,020     SH       SOLE       N/A        9,020
CALPINE CORP                     COM            131347304      27,264 1,208,518     SH       SOLE       N/A    1,208,518
CENTENNIAL COMMUNCTNS CORP       CL A           15133V208       6,737   963,850     SH       SOLE       N/A      963,850
CISCO SYS INC                    COM            17275R102      13,183   566,786     SH       SOLE       N/A      566,786
COMMSCOPE INC                    COM            203372107      35,583   674,298     SH       SOLE       N/A      674,298
CROWN CASTLE INTL CORP           COM            228227104       8,861   228,800     SH       SOLE       N/A      228,800
ENERGYSOLUTIONS INC              DEPOSITARY SH  292756202       7,358   329,200     SH       SOLE       N/A      329,200
EQUINIX INC                      COM            29444U502      44,300   496,530     SH       SOLE       N/A      496,530
FOSTER WHEELER LTD               SHS            G36535139      17,969   245,644     SH       SOLE       N/A      245,644
GENERAL CABLE CORP DEL           COM            369300108      19,335   317,750     SH       SOLE       N/A      317,750
LEAP WIRELESS INTL INC           COM            521863308       6,652   154,089     SH       SOLE       N/A      154,089
MASTERCARD INC                   CL A           57636Q104      25,099    94,529     SH       SOLE       N/A       94,529
MEMC ELECTR MATLS INC            COM            552715104      34,898   567,079     SH       SOLE       N/A      567,079
METROPCS COMMUNICATIONS INC      COM            591708102       8,262   466,500     SH       SOLE       N/A      466,500
MICRON TECHNOLOGY INC            COM            595112103      15,621 2,603,500     SH       SOLE       N/A    2,603,500
PETROHAWK ENERGY CORP            COM            716495106      67,089 1,448,698     SH       SOLE       N/A    1,448,698
PHILLIPS VAN HEUSEN CORP         COM            718592108      14,728   402,192     SH       SOLE       N/A      402,192
PRECISION CASTPARTS CORP         COM            740189105      17,229   178,782     SH       SOLE       N/A      178,782
PROSHARES TR                     BASIC MTRL PRO 74347R651      12,420   430,500     SH       SOLE       N/A      430,500
PROSHARES TR                     ULTRASHRT O&G  74347R586      18,001   673,949     SH       SOLE       N/A      673,949
QUALCOMM INC                     COM            747525103      14,482   326,390     SH       SOLE       N/A      326,390
RESEARCH IN MOTION LTD           COM            760975102      41,927   358,660     SH       SOLE       N/A      358,660
SEMITOOL INC                     COM            816909105         949   126,400     SH       SOLE       N/A      126,400
THOMPSON CREEK METALS CO INC     COM            884768102       9,645   494,600     SH       SOLE       N/A      494,600
TIME WARNER TELECOM INC          CL A           887319101       9,813   612,143     SH       SOLE       N/A      612,143
UAL CORP                         COM            902549807         162    31,052     SH       SOLE       N/A       31,052

                              30                              533,909

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:         533,909
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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